Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Deferred service fee			¥ 6,890	¥ 67,485
Compensation payable related to guarantee obligation on borrowers' defaults				21,912
Deferred government grants			14,000	19,000
Notes payable	[1]			20,000
Professional and other service fees payable			9,791	11,746
Payroll payable			4,213	7,209
Payables to individual investors and financial partners for collecting principal and interests on behalf of borrowers			6,677
Contingent investment consideration payable			7,995	4,728
Others			10,188	5,865
Total		$ 9,158	¥ 59,754	¥ 157,945

[1]	Notes payable was pledged with restricted cash with balance of US$3,200 as of December 31, 2019.